Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Revenues	$ 21,820	$ 16,412	$ 42,137	$ 32,138
Cost of goods sold	17,056	12,860	32,783	24,265
Gross profit	4,764	3,552	9,354	7,873
Operating expenses
Selling, general and administrative	3,310	2,507	6,551	5,095
Foreign exchange (gain) loss	(14)	5	(86)	(12)
Total operating expenses	3,296	2,512	6,465	5,083
Operating income	1,468	1,040	2,889	2,790
Interest and bank charges	249	99	443	221
Other expense (income)	1	441	30	441
Earnings from continuing operations before income taxes	1,218	500	2,416	2,128
Provision for income taxes	358	65	697	528
Earnings from continuing operations	860	435	1,719	1,600
Earnings (loss) from discontinued operations, net of income taxes	(78)	(210)	(161)	(412)
Net earnings	$ 782	$ 225	$ 1,558	$ 1,188
Earnings from continuing operations per share:
Basic	$ 0.15	$ 0.07	$ 0.29	$ 0.27
Diluted	$ 0.15	$ 0.07	$ 0.29	$ 0.27
Earnings per common share:
Basic	$ 0.13	$ 0.04	$ 0.26	$ 0.20
Diluted	$ 0.13	$ 0.04	$ 0.26	$ 0.20
Weighted average common shares outstanding:
Basic	5,907	5,907	5,907	5,907
Diluted	5,908	5,985	5,907	5,969